CONSOLIDATED STATEMENTS OF RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Cash Flow [Abstract]
Cash and cash equivalents	$ 168,907	$ 119,384	$ 103,961
Restricted cash - current	88	853	736
Restricted cash - long-term	0	12	54
Cash, cash equivalents and restricted cash	$ 168,995	$ 120,249	$ 104,751